Fair Value Measurements Fair Value Measurements (Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	$ 100	$ 100	$ 6,400
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases			0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	0	0	100
Accretion [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	0	0	(400)
Fair Value Change due to Unobservable Inputs [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	$ (100)	$ (100)	$ 6,700